Schedule of Fair Value Hierarchy For Assets And Liabilities Not Carried At Fair Value (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 308,016	$ 342,774
Total assets	1,957,024	1,917,528
LIABILITIES
Securitization liabilities at amortized cost	12,710	15,072
Subordinated notes and debentures	9,620	11,290
Total liabilities	1,844,917	1,806,145
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	295,210	326,436
Total loans, net of allowance for loan losses	877,763	810,912
Total assets	1,172,973	1,137,348
LIABILITIES
Deposits	1,188,585	1,218,552
Securitization liabilities at amortized cost	12,035	14,366
Subordinated notes and debentures	9,389	10,853
Total liabilities	1,210,009	1,243,771
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	222,699	244,523
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	72,511	81,913
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	295,209	326,425
Total loans, net of allowance for loan losses	284,280	261,618
Total assets	579,489	588,043
LIABILITIES
Deposits	1,188,585	1,218,552
Securitization liabilities at amortized cost	12,035	14,366
Subordinated notes and debentures	9,389	10,853
Total liabilities	1,210,009	1,243,771
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	222,699	244,513
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	72,510	81,912
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	1	11
Total loans, net of allowance for loan losses	593,483	549,294
Total assets	593,484	549,305
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses		10
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 1	$ 1